Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives	12 Months Ended
Dec. 31, 2021
Computer and network equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, estimated useful life	3 years
Computer and network equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, estimated useful life	5 years
Office equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, estimated useful life	5 years
Motor vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, estimated useful life	5 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, estimated useful life description	Over the shorter of lease term or the estimated useful lives of the assets